Risk Management (Details) - Schedule of Macro Economical Forward - Macro Economic [Member]	12 Months Ended
Dec. 31, 2023
Unfavorable Scenario 2 [Member] | Average estimates 2023 [Member] | Chilean Central Bank interest rates [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	3.70%
Unfavorable Scenario 2 [Member] | Average estimates 2023 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	10.40%
Unfavorable Scenario 2 [Member] | Average estimates 2023 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(0.10%)
Unfavorable Scenario 2 [Member] | Average estimates 2023 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(2.70%)
Unfavorable Scenario 2 [Member] | Average estimates 2023 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	3.30%
Unfavorable Scenario 2 [Member] | Average estimates 2024 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	10.03%
Unfavorable Scenario 2 [Member] | Average estimates 2024 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(1.02%)
Unfavorable Scenario 2 [Member] | Average estimates 2024 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(0.80%)
Unfavorable Scenario 2 [Member] | Average estimates 2024 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	0.85%
Unfavorable Scenario 2 [Member] | Average estimates 2024 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	1.07%
Unfavorable Scenario 1 [Member] | Average estimates 2023 [Member] | Chilean Central Bank interest rates [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.60%
Unfavorable Scenario 1 [Member] | Average estimates 2023 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	9.70%
Unfavorable Scenario 1 [Member] | Average estimates 2023 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	0.90%
Unfavorable Scenario 1 [Member] | Average estimates 2023 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(1.50%)
Unfavorable Scenario 1 [Member] | Average estimates 2023 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.20%
Unfavorable Scenario 1 [Member] | Average estimates 2024 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	8.89%
Unfavorable Scenario 1 [Member] | Average estimates 2024 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	62.00%
Unfavorable Scenario 1 [Member] | Average estimates 2024 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	1.10%
Unfavorable Scenario 1 [Member] | Average estimates 2024 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	2.32%
Unfavorable Scenario 1 [Member] | Average estimates 2024 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	0.67%
Base Scenario [Member] | Average estimates 2023 [Member] | Chilean Central Bank interest rates [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.50%
Base Scenario [Member] | Average estimates 2023 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	8.30%
Base Scenario [Member] | Average estimates 2023 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	2.90%
Base Scenario [Member] | Average estimates 2023 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	0.80%
Base Scenario [Member] | Average estimates 2023 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.00%
Base Scenario [Member] | Average estimates 2024 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.40%
Base Scenario [Member] | Average estimates 2024 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	2.78%
Base Scenario [Member] | Average estimates 2024 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	3.58%
Base Scenario [Member] | Average estimates 2024 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.25%
Base Scenario [Member] | Average estimates 2024 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	3.00%
Favorable Scenario 1 [Member] | Average estimates 2023 [Member] | Chilean Central Bank interest rates [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	8.40%
Favorable Scenario 1 [Member] | Average estimates 2023 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.90%
Favorable Scenario 1 [Member] | Average estimates 2023 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	5.00%
Favorable Scenario 1 [Member] | Average estimates 2023 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	3.10%
Favorable Scenario 1 [Member] | Average estimates 2023 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.90%
Favorable Scenario 1 [Member] | Average estimates 2024 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	5.91%
Favorable Scenario 1 [Member] | Average estimates 2024 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.94%
Favorable Scenario 1 [Member] | Average estimates 2024 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.06%
Favorable Scenario 1 [Member] | Average estimates 2024 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.18%
Favorable Scenario 1 [Member] | Average estimates 2024 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	5.33%
Favorable Scenario 2 [Member] | Average estimates 2023 [Member] | Chilean Central Bank interest rates [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	9.30%
Favorable Scenario 2 [Member] | Average estimates 2023 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.20%
Favorable Scenario 2 [Member] | Average estimates 2023 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.00%
Favorable Scenario 2 [Member] | Average estimates 2023 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.30%
Favorable Scenario 2 [Member] | Average estimates 2023 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	8.80%
Favorable Scenario 2 [Member] | Average estimates 2024 [Member] | Unemployment Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.77%
Favorable Scenario 2 [Member] | Average estimates 2024 [Member] | Housing Price Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.59%
Favorable Scenario 2 [Member] | Average estimates 2024 [Member] | GDP Growth [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.97%
Favorable Scenario 2 [Member] | Average estimates 2024 [Member] | Official Interest Rate [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.65%
Favorable Scenario 2 [Member] | Average estimates 2024 [Member] | Consumer Price Index [Member]
Risk Management (Details) - Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.07%